Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of related party [text block] [Abstract]
Schedule of information about other related party transactions
	2021 A$	2020 A$	2019 A$

Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	110,607	142,347	147,636

	2020 A$	2020 A$	2019 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	40,607	41,369	53,958
Services rendered by Grandlodge Capital Pty Ltd	70,000	100,978	93,678
	110,607	142,347	147,636

Schedule of outstanding balances transactions between related parties
	2021 A$	2020 A$	2019 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	70,000	-	-